Deposits - Summary of Deposits (Detail) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Deposits [line items]
Deposits from customers	$ 27,668,939,952	$ 24,513,231,226
In Pesos
Disclosure Of Deposits [line items]
Deposits from customers	15,476,697,922	14,341,725,780
In Pesos | Checking Accounts
Disclosure Of Deposits [line items]
Deposits from customers	2,549,985,819	2,632,389,785
In Pesos | Savings Accounts
Disclosure Of Deposits [line items]
Deposits from customers	5,242,183,113	5,784,141,573
In Pesos | Time Deposits
Disclosure Of Deposits [line items]
Deposits from customers	7,378,579,214	5,406,661,451
In Pesos | Time Deposits – UVA
Disclosure Of Deposits [line items]
Deposits from customers	42,232,395	116,748,826
In Pesos | Other
Disclosure Of Deposits [line items]
Deposits from customers	81,237,730	93,373,053
In Pesos | Interest and Adjustments
Disclosure Of Deposits [line items]
Deposits from customers	182,479,651	308,411,092
In Foreign Currency
Disclosure Of Deposits [line items]
Deposits from customers	12,192,242,030	10,171,505,446
In Foreign Currency | Checking Accounts
Disclosure Of Deposits [line items]
Deposits from customers	3	0
In Foreign Currency | Savings Accounts
Disclosure Of Deposits [line items]
Deposits from customers	9,994,430,129	9,425,729,993
In Foreign Currency | Time Deposits
Disclosure Of Deposits [line items]
Deposits from customers	2,174,637,967	718,621,123
In Foreign Currency | Other
Disclosure Of Deposits [line items]
Deposits from customers	18,268,961	25,744,373
In Foreign Currency | Interest and Adjustments
Disclosure Of Deposits [line items]
Deposits from customers	$ 4,904,970	$ 1,409,957